SHARE-BASED PAYMENT (Details 2) - $ / shares	12 Months Ended
	Dec. 31, 2023	Dec. 31, 2022	Dec. 31, 2021
IfrsStatementLineItems [Line Items]
Expected exercise factor	$ 2.8	$ 2.8	$ 2.8
Bottom of range [member]
IfrsStatementLineItems [Line Items]
Expected volatility	48.90%	33.00%	50.49%
Risk-free interest rate	3.39%	0.06%	0.06%
Top of range [member]
IfrsStatementLineItems [Line Items]
Expected volatility	71.61%	64.44%	64.44%
Risk-free interest rate	4.58%	2.90%	1.59%